Income Taxes	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 16 – INCOME TAXES

The Company files corporate income tax returns in the United States (federal) and New York. The Company is subject to federal, state and local income tax examinations by tax authorities through inception.

As of December 31, 2021 and 2020, the Company had federal and state net operating loss carry forwards of $16,883,400 and $12,254,418, respectively that may be offset against future taxable income. Of the total amount of available losses 5,239,877 can be used to offset 100% of future income and will begin to expire in 2031 through 2037. The remaining losses have an infinite carry forward but can only reduce future taxable income a maximum of 80% annually. Due to various business combination and transactions some or all the net operating losses maybe limited by operation of Internal Revenue Code Section 382.

The tax effects of temporary differences which give rise to deferred tax assets (liabilities) are summarized as follows:

	For the Years Ended December 31,
	2021	2020
Net operating loss carry forwards	$4,181,841	$2,252,985
Share-based compensation	806,997	90,110
Accrued expenses	301,422	19,009
Intangible assets	100,736	107,187
Fixed assets	(29,877)	(23,039)
Valuation allowance	(5,361,119)	(2,446,252)
Net Deferred Tax Asset	$-	$-

In assessing the realization of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Deferred tax assets consist primarily of the tax effect of NOL carry-forwards. The Company has provided a full valuation allowance on the deferred tax assets because of the uncertainty regarding its realizability.

Reconciliation of the statutory federal income tax to the Company's effective tax:

	For the Years Ended
	December 31,
	2021	2020

Statutory federal tax rate	21.0%	21.0%
State tax expense	4.7%	4.3%
Acquired deferred tax assets	7.8%	-%
PPP loan forgiveness	0.3%	-%
Change in tax rate	(0.9)%	-%
Amortization	(0.4)%	-%
Other permanent items	(0.3)%	(0.1)%
Valuation allowance	(32.2)%	(25.2)%
Provision for income taxes	-%	-%

The Company’s policy is to record interest and penalties associated with unrecognized tax benefits as additional income taxes in the statement of operations. As of December 31, 2021 and 2020 the Company had no unrecognized tax benefits. There were no changes in the Company’s unrecognized tax benefits during the years ended December 31, 2021 and 2020. The Company did not recognize any interest or penalties during fiscal 2021 or 2020 related to unrecognized tax benefits.

All tax years remain open to examination for federal income tax purposes and by other major taxing jurisdictions to which the Company is subject.